Submission	Nov. 08, 2024
Submission [Line Items]
Central Index Key	0000714310
Registrant Name	Valley National Bancorp
Registration File Number	333-278527
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES